Income Taxes - Reconciliation of the differences between statutory income tax rate and the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation
Statutory EIT rate	25.00%	25.00%	25.00%
Effect of non-deductible expenses	(6.60%)	(5.78%)	(386.74%)
Tax incentives for research and development expense	9.00%	2.08%	111.56%
Tax incentives for wages of disabled staff	0.05%	0.02%	9.89%
Preferential tax rate	0.48%	1.15%
Change in valuation allowance	(25.55%)	(23.19%)	(154.03%)
Non-taxable item			47.58%
Tax rate difference from statutory rate in other jurisdictions	(2.49%)	(0.72%)	7.45%
Others		0.07%	8.72%
Effective income tax rate	(0.11%)	(1.37%)	(330.57%)
Percentage of tax incentives on research and development expenses	175.00%	175.00%	175.00%